CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (10,630)	$ (10,071)	$ (21,200)	$ (31,077)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(369)	109	(1,039)	155
Total comprehensive loss	$ (10,999)	$ (9,962)	$ (22,239)	$ (30,922)